CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of total managed capital structure of the Trust

As at December 31,	2021	2020
Unsecured debentures, net	$1,891,742	$1,643,175
Unsecured term loans, net	533,347	534,947
Cross currency interest rate swap (assets) liabilities, net (1)	(44,144)	85,588
Secured debt	763	—
Total debt	2,381,708	2,263,710
Stapled unitholders’ equity	5,318,653	3,920,069
Total managed capital	$7,700,361	$6,183,779

(1)	Balance is net of the cross currency interest rate swap assets (note 7(b)).